Other Gains / (Losses)-Net - Summary of Other Gains/(Losses) Net (Parenthetical) (Detail) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of other gains losses [line items]
Gains / (Losses) on pension plans amendments		€ 36	€ 20
Cash payment received on acquisition				€ 21
Gain net of costs on acquisition				€ 20
Disposal of leased assets [member] | Novelis [member]
Analysis of other gains losses [line items]
Sale of assets	€ 200
Net gain on sale of assets	€ 190